Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 58,083,000	$ 96,094,000
Short-term deposits	13,496,000	20,996,000
Total Cash and cash equivalents	71,579,000	117,090,000	$ 373,931,000	$ 190,679,000
Restricted cash in cash and cash equivalents	$ 0	$ 0